CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income				$ (38,905,000)	$ (41,734,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities		$ (683,000)	$ 0
Changes in operating assets and liabilities:
Net cash used in operating activities		(690,000)	(9,092,000)	(15,673,000)	(3,662,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities		(5,809,000)	(2,854,000)	(3,112,000)	(37,710,000)
Cash Flows from Financing Activities:
Repayment of convertible promissory note - related party					(6,784,000)
Payment of offering costs		(20,053,000)	0
Net cash provided by financing activities		96,562,000	3,276,000	3,077,000	61,087,000
Net increase (decrease) in cash, cash equivalents and restricted cash		89,722,000	(8,831,000)	(16,019,000)	19,716,000
Cash, cash equivalents and restricted cash at beginning of period		15,506,000	31,525,000	31,525,000	11,809,000
Cash and cash equivalents at end of period	$ 31,525,000	105,228,000	22,694,000	15,506,000	31,525,000
ITHAX ACQUISITION CORP.
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	(4,891)			3,311,639
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account				(97,231)
Unrealized gain on marketable securities held in Trust Account				(3,392)
Change in fair value of warrant liabilities				(4,720,125)
Transaction costs allocated to warrant liabilities				675,351
Changes in operating assets and liabilities:
Prepaid expenses				(23,750)
Accrued offering costs				(32,966)
Accrued expenses				211,548
Net cash used in operating activities	(4,891)			(678,926)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into trust Account				(241,500,000)
Net cash used in investing activities				(241,500,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts paid				236,250,000
Proceeds from sale of private placements units				6,750,000
Proceeds from promissory note - related party	43,556			44,708
Repayment of convertible promissory note - related party				(88,264)
Payment of offering costs	(37,665)			(253,314)
Net cash provided by financing activities	5,891			242,703,130
Net increase (decrease) in cash, cash equivalents and restricted cash	1,000			524,204
Cash, cash equivalents and restricted cash at beginning of period		$ 525,204	$ 1,000	1,000
Cash and cash equivalents at end of period	1,000			525,204	$ 1,000
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	17,966
Subsequent measurement of Class A ordinary shares to redemption amount				25,216,158
Deferred underwriting fee payable				9,082,500
Initial classification of warrant liabilities				$ 11,422,875
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 25,000